SHARE PREMIUM ACCOUNT (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure For Share Premium Account Explanatory [Abstract]
Disclosure of share premium accounts
	Group and Bank
	2019	2018	2017
	£m	£m	£m
At 1 January	600	600	–
Redemption of preference shares[1]	–	–	600
At 31 December	600	600	600
1	During the year ended 31 December 2017, the Bank redeemed all of its outstanding 6.369% Fixed/Floating Rate Non-Cumulative Preference Shares Callable 2015 which had been accounted for as subordinated liabilities. On redemption an amount of £600 million was transferred from retained profits to the share premium account.